March 29, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Rochester Virginia Municipal Fund
      File No. 811-21884; Reg. No. 333-

To the Securities and Exchange Commission:

An  electronic  ("EDGAR")  filing on Form N-1A is hereby  being made under the
Securities  Act of 1933 (the "1933  Act") and the  Investment  Company  Act of
1940 (the "1940 Act") on behalf of Oppenheimer  Rochester  Virginia  Municipal
Fund  (the  "Fund"),  an  investment  company  organized  as  a  Massachusetts business  trust.  The purpose of this filing is to register  the shares of the
Fund.

This filing  contains a delaying  amendment  as  indicated on the cover sheet, delaying the effectiveness of the Registration  Statement until the Registrant files a further  amendment which  specifically  states that this  Registration
Statement  shall  become  effective,  or until  such  date as the  Commission, acting pursuant to Section 8(a), shall determine.

Except for the name of the state reflected in the Fund's name, the Fund is substantially similar in all material respects to Oppenheimer Rochester
Arizona Municipal Fund (Reg. Nos. 333-____ and 811-21877) ("Oppenheimer
Rochester Arizona Municipal Fund"). Oppenheimer Rochester Arizona Municipal
Fund filed its initial Registration Statement on Form N-1A on March 29, 2006.

In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

               Nancy S. Vann
               Vice President & Assistant Counsel
               OppenheimerFunds, Inc.
               Two World Financial Center
               225 Liberty Street, 16th Floor
               New York, New York 10281-1008
               212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
-----------------------------
Taylor V. Edwards
Assistant Vice President & Assistant Counsel

Attachments
cc:   Phillip Gillespie
      Nancy S. Vann
      Gloria LaFond
      Mayer, Brown Rowe & Maw, LLP